Liquidity and Going Concern	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern
2. Liquidity and Going Concern:

In connection with preparing consolidated financial statements for each annual and interim reporting period, the Company is required to evaluate whether there are conditions or events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. Substantial doubt exists when conditions and events, considered in aggregate, indicate that it is probable that a company will be unable to meet its obligations as they become due within one year after the date that the consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans and actions that have not been fully implemented as of the date that the financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both: (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued; and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. Generally, to be considered probable of being effectively implemented, the plans must have been approved before the date that the financial statements are issued.

Management's evaluation has concluded that there are no known or currently foreseeable conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements are issued. These consolidated financial statements have therefore been prepared on the basis that the Company will continue as a going concern.

The assessment of the liquidity and going concern requires the Company to make judgments about the existence of conditions or events that raise substantial doubt about the ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. This includes judgments about the Company's future activities and the timing thereof and estimates of future cash flows. Significant assumptions used in the Company's forecasted model of liquidity include forecasted sales, including forecasted increases in sales of the heavy-duty OEM business, forecasted costs and capital expenditures, amongst others. Changes in the assumptions could have a material impact on the forecasted liquidity and going concern assessment.

The Company continues to sustain operating losses and negative cash flows from operating activities. As at December 31, 2023, the Company has cash and cash equivalents of $54,853 and during the year ended December 31, 2023, the Company used cash in operating activities of $13,193, primarily driven by operating losses of $45,883 partially offset by decreases in working capital of $9,413. The Company's short-term and long-term debt was $59,944, net of deferred financing fees, of which $29,264 matures within one year from December 31, 2023. The Company has a term loan with Export Development Canada (“EDC”). In September 2023, the Company amended the minimum cash covenant under the EDC term loan reducing the minimum cash requirement from $40,000 to $15,000. If the Company’s cash and cash equivalents fall below the minimum cash requirement, the Company may be required to repay the outstanding amount of the term loan, which was $10,763 at December 31, 2023.

The Company is incurring inflationary pressure on production input costs from sourcing semiconductors, raw materials and parts, higher energy costs in operating the Company's factories and increased labor costs that are impacting margins. The Company sources components globally and is exposed to price risk and inflation risk, which may affect the Company's liquidity.
2. Liquidity and Going Concern (continued):

Management is closely monitoring its financial condition and is working on initiatives to reduce its working capital and increase profitability to improve its cash flow from operating activities. The Company’s current financial projections expect meaningful collections of accounts receivable from key customers and a reduction in inventory levels across the Company’s operations.

The ability to continue as a going concern beyond March 2025 will depend on the Company's ability to generate sufficient positive cash flows from its operations, specifically through working capital improvement, profitable and sustainable growth, and the Company's ability to finance its long-term strategic objectives and operations. If, as a result of future events, the Company was to determine it was no longer able to continue as a going concern, significant adjustments would be required to the carrying value of assets and liabilities in the accompanying, consolidated financial statements and the adjustments could be material.